SCHEDULE OF LONG-TERM INVESTMENTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net Investment Income [Line Items]
Long-term investments, net	¥ 413,805	¥ 123,824
Public Equity Funds [Member]
Net Investment Income [Line Items]
Long-term investments, net	144,658
Equity Funds [Member]
Net Investment Income [Line Items]
Long-term investments, net	50,225	49,825
Private Equity Funds [Member]
Net Investment Income [Line Items]
Long-term investments, net	48,759	45,170
Voluntary Partnerships [Member]
Net Investment Income [Line Items]
Long-term investments, net	¥ 170,163	¥ 28,829